Angel Oak Mortgage Trust I, LLC 2019-1 ABS-15G

Exhibit 99.16

Client Name:
Client Project Name:	AOMT 2018-4
Start - End Dates:	09/27/2018 - 10/11/2018
Deal Loan Count:	221

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL2550	Missing HUD-1 from sale of property	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	2
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	2
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	2
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	3
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	2
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM2908	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Residual income analysis does not meet client guidelines	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	1
Total				36

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